Employee Incentive Schemes - Restricted Stock Awards Activity (Detail) (AUD)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares, Beginning Balance	196,089
Number of shares, Granted	143,717
Number of shares, Release of restricted shares	(79,005)
Number of shares, Ending Balance	260,801
Weighted average issue price, Beginning Balance	1.10
Weighted average issue price, Granted	0.49
Weighted average issue price, Release of restricted shares	1.26
Weighted average issue price, Ending Balance	0.72